New York Life Insurance Company 1 Rockwood Road, Sleepy Hollow, NY 10591 (914) 846-3888 E-mail : laura_bramson@newyorklife.com www.newyorklife.com Laura M. Bramson Associate General Counsel

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Corporate Sponsored Variable Universal Life

Separate Account – I

File No. 333-161336

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 3 on Form N-6 that was filed by the Registrant on April 18, 2012 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 18, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson

Laura M. Bramson

Associate General Counsel